Offerings - Offering: 1	Aug. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	2.29
Maximum Aggregate Offering Price	$ 22,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,162.49
Offering Note	1a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of common stock of Acumen Pharmaceuticals, Inc. (the "Registrant") that may become issuable under the Registrant's Amended and Restated 2021 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. 1b. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) based on the average of the high and low prices of Registrant's Common Stock as reported on the Nasdaq Global Select Market on August 6, 2026. 1c. Represents 10,000,000 shares of Common Stock added to the shares available for issuance pursuant to the Plan, which was adopted by the Registrant's Board of Directors on April 21, 2026 and approved by the Registrant's stockholders at the Registrant's 2026 Annual Meeting of Stockholders held on June 3, 2026.